Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax
(8)
Tax

Any net operating losses arising in tax years beginning after December 31, 2017 will have an indefinite carry forward period. The TCJA also established a limitation for any net operating losses generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating losses utilization.

As of December 31, 2022, the Fund had a federal net operating loss carryforward of
 $3,497,720

which may be carried forward indefinitely. As of December 31, 2021, the Fund had a federal and state net operating loss carryforward of
$70,622
which may be carried forward indefinitely. The net operating loss carryforward is available to offset future taxable income and subject to 80% of taxable income limitations.
.

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2022, the Fund performed an evaluation to determine whether a valuation allowance was needed. The Fund considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Fund determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all the deferred tax assets will not be realized. Accordingly, the Fund maintained a full valuation allowance as of December 31, 2022.

Under Internal Revenue Code Section 382, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOL carryforwards and other pre-change tax attributes to offset its post-change income may be limited. The Fund has not completed a study to assess whether an “ownership change” has occurred or whether there have been multiple ownership changes since the Fund became a “loss corporation” as defined in Section 382. Future changes in the Fund’s stock ownership, which may be outside of the Fund’s control, may trigger an “ownership change.” In addition, future equity offerings or acquisitions that have equity as a component of the purchase price could result in an “ownership change.” If an “ownership change” has occurred or does occur in the future, utilization of the NOL carryforwards or other tax attributes may be limited, which could potentially result in increased future tax liability to the Fund.

The calculation of the Fund’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which we operate or do business in. ASC 740 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

The Fund recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2022. The Fund is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Fund is subject to income tax examinations by major taxing authorities since inception.

No current or deferred provision for federal or state income taxes has been recorded for the period ended December 31, 2022. A reconciliation of the Fund's statutory income tax rate to the Fund's effective income tax rate as of December 31, 2022 is as follows:

Income at U.S. statutory rate	21.00%
State taxes, net of federal benefit	6.52%
Permanent differences	192.61%
Temporary differences	0.91%
Valuation allowance	-221.04%
Income tax provision/(benefit)	0.00%

The net deferred income tax asset balance as of December 31, 2022 related to the following:

Net Operating Losses	$962,485
Accrued Expenses & Other	190,409
Management Fees	129,213
Amortization	16,849
Unrealized losses	8,049,055
SPV Income/Losses	26,103
Total deferred tax assets	$9,374,114
Valuation allowance	9,374,114
Net deferred tax assets (liability)	$0

At December 31, 2022 the tax cost basis of investments was $86,109,570 and gross unrealized depreciation was $29,345,531
.

The Company may elect to file an election to be treated for federal income tax purposes as a Regulated Investment company (“RIC”) effective for the 2023 tax year.  If the Fund is unable to qualify as a RIC, the Fund will continue to be taxed as a C Corporation for the 2023 taxable year.  In order to qualify as a RIC, among other things, the Fund is required to distribute to its stockholders on a timely basis at least 90% of investment company taxable income and must meet certain asset diversification requirements on a quarterly basis.  As a RIC, the Fund generally will not pay corporate-level U.S. federal income taxes on any net ordinary income or capital gains that the Fund distributes to its stockholders as dividends and claims dividends paid deductions to compute taxable income.  A RIC will not be eligible to utilize net operating losses.  However, net operating losses may be available to offset any built in gain on the Fund’s conversion from a C Corporation to a RIC and would continue to be available if the Fund fails to qualify as a RIC for the 2023 tax year.